The following table reflects the continuity of stock options as of December 31, 2022 and December 31, 2021: (Details)		12 Months Ended
	Nov. 17, 2022 Number	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 Number $ / shares shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 Number $ / shares shares
Stock Options
Beginning of the year		3,923,491		3,923,491			2,734,073
Beginning balance			$ 3.35
Beginning balance			3.35			$ 1.61
Granted | Number				1,772,909			1,598,905
Granted			2.56
Granted						6.17
Exercised | Number				(760,938)			(363,176)
Exercised			(0.44)
Exercised						(2.16)
Number of share options forfeited in share-based payment arrangement | Number				(993,480)			(46,311)
Forfeited			(3.73)			(7.28)
Ending balance	211,942	3,941,982		3,941,982	3,923,491		3,923,491
Ending balance			$ 3.46			3.35
Ending balance						$ 3.35
Exercisable | shares		1,972,929	1,972,929	1,972,929	2,668,573	2,668,573	2,668,573
Exercisable		$ 3.10	$ 3.10	$ 3.10	$ 1.71	$ 1.71	$ 1.71